Borrowings - Committed credit facilities (Details) £ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings		£ 10,440	£ 166
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Credit facility maturing September 2025
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities		£ 1,000
Credit facility maturing September 2023
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities | $	$ 1,400